UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Aris Wealth Services, Inc.
Address:		270 Walker Drive
			State College, PA  16801

13F File Number:  028-12746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Chas Boyd
Title:			CCO
Phone:			814-231-3710

Signature, Place, and Date of Signing:


Chas Boyd
State College, PA
February 11, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

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			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F information Table Value Total: $29,617
					(x$1000)

List of Other Included Managers:	NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
IShares TR Aggregate Bond      PFD              464287226     3289 31106.0000SH      SOLE               31106.0000
IShares TR TIPS Bond 5-10 Year PFD              464287176      646 6011.0000SH       SOLE                6011.0000
IShares Tr High Yld Corp       PFD              464288513      765 8468.0000SH       SOLE                8468.0000
AT&T Inc Com                   COM              00206R102      298 10140.402SH       SOLE                10140.402
Apache                         COM              037411105      375 3145.236 SH       SOLE                 3145.236
Axis Energy Corp Com           COM              05462C103       11 63000.000SH       SOLE                63000.000
BMC Software                   COM              055921100      305 6460.000 SH       SOLE                 6460.000
Bank of America Corp           COM              060505104      155 11635.092SH       SOLE                11635.092
CB Finl Svcs Inc Com           COM              12479G101      204 10740.000SH       SOLE                10740.000
CVS/Caremark Corp              COM              126650100      221 6349.975 SH       SOLE                 6349.975
Cisco Systems                  COM              17275R102      224 11086.000SH       SOLE                11086.000
Colgate Palmolive              COM              194162103      251 3127.769 SH       SOLE                 3127.769
ConocoPhillips                 COM              20825C104      368 5404.436 SH       SOLE                 5404.436
Constellation Brands A         COM              21036P108      289 13044.000SH       SOLE                13044.000
Costco Wholesale Corp New      COM              22160K105      255 3538.254 SH       SOLE                 3538.254
Danaher Corp                   COM              235851102      244 5170.010 SH       SOLE                 5170.010
Darden Restaurants Inc         COM              237194105      237 5100.711 SH       SOLE                 5100.711
Exxon Mobil Corporation        COM              30231G102     1336 18277.521SH       SOLE                18277.521
Fiserv Inc                     COM              337738108      265 4520.000 SH       SOLE                 4520.000
Fluor                          COM              343412102      418 6310.000 SH       SOLE                 6310.000
Ford Mtr Co DEL                COM              345370860      193 11468.000SH       SOLE                11468.000
Freeport McMoran Copper & Gold COM              35671D857      280 2335.322 SH       SOLE                 2335.322
Fulton Financial               COM              360271100      124 11980.000SH       SOLE                11980.000
General Electric               COM              369604103      798 43637.680SH       SOLE                43637.680
Google Inc Cl A                COM              38259p508      264  445.000 SH       SOLE                  445.000
Harris Corp                    COM              413875105      254 5606.891 SH       SOLE                 5606.891
IBM                            COM              459200101      507 3453.388 SH       SOLE                 3453.388
IShares TR Russell 2000        COM              464287655     1649 21081.000SH       SOLE                21081.000
IShares TR S&P 500 Index       COM              464287200     2251 17833.000SH       SOLE                17833.000
Idenix Pharmaceuticals Com     COM              45166R204      151 30000.000SH       SOLE                30000.000
J P Morgan Chase & Co          COM              46625h100      216 5085.836 SH       SOLE                 5085.836
Johnson & Johnson              COM              478160104      337 5444.000 SH       SOLE                 5444.000
Kayne Anderson MLP Investment  COM              486606106     1982 62996.034SH       SOLE                62996.034
Kohls                          COM              500255104      201 3706.000 SH       SOLE                 3706.000
LSI Logic                      COM              502161102      250 41681.000SH       SOLE                41681.000
Laboratory Corp of Amer Hldgs  COM              50540R409      240 2727.000 SH       SOLE                 2727.000
Lowes                          COM              548661107      219 8726.581 SH       SOLE                 8726.581
MLP & Strategic Equity Fund, I COM              55312n106     1275 72360.035SH       SOLE                72360.035
Marriott Internatl Inc Class A COM              fhb903208        0 11166.000SH       SOLE                11166.000
McKesson HBOC Inc              COM              58155Q103      260 3688.014 SH       SOLE                 3688.014
Medco Health Solutions         COM              58405U102      230 3750.000 SH       SOLE                 3750.000
Metlife Inc                    COM              59156R108      215 4832.955 SH       SOLE                 4832.955
Microsoft                      COM              594918104      258 9241.048 SH       SOLE                 9241.048
Murphy Oil Corp                COM              626717102      363 4873.566 SH       SOLE                 4873.566
National Oilwell Varco Com     COM              637071101      463 6883.187 SH       SOLE                 6883.187
O Reilly Automotive            COM              67103H107      295 4884.000 SH       SOLE                 4884.000
Oracle Systems                 COM              68389X105      401 12819.620SH       SOLE                12819.620
Pfizer                         COM              717081103      200 11407.000SH       SOLE                11407.000
Procter & Gamble               COM              742718109      474 7367.605 SH       SOLE                 7367.605
Spider Trust UT Ser 1          COM              78462F103     1531 12171.000SH       SOLE                12171.000
Stericycle Inc                 COM              858912108      246 3043.000 SH       SOLE                 3043.000
Target Corp                    COM              87612E106      220 3666.378 SH       SOLE                 3666.378
Thermo Electron                COM              883556102      249 4502.000 SH       SOLE                 4502.000
UNUM Corp                      COM              91529Y106      211 8708.772 SH       SOLE                 8708.772
Union Pacific                  COM              907818108      236 2543.951 SH       SOLE                 2543.951
Verizon Communications         COM              92343V104      317 8861.220 SH       SOLE                 8861.220
Wal Mart Stores                COM              931142103      211 3919.209 SH       SOLE                 3919.209
Watson Pharmaceutical Inc      COM              942683103      244 4725.000 SH       SOLE                 4725.000
Health Care REIT, Inc.         LTD              42217K106      423 8873.095 SH       SOLE                 8873.095
National Retail Properties, In LTD              637417106      349 13151.599SH       SOLE                13151.599
Nationwide Health Properties,  LTD              638620104      413 11348.476SH       SOLE                11348.476
Realty Income Corporation      LTD              756109104      461 13467.713SH       SOLE                13467.713